Operating Segment and Related Information - Geographic and Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,811.6	$ 1,782.4
Income (loss) from operations	33.5	(40.4)
Interest expense	(79.5)	(69.7)
Gain on sale and deconsolidation of subsidiary	0.0	105.1
Income from equity investees	1.6	8.4
Gain on bargain purchase	1.1	115.4
Other income	6.2	77.8
(Loss) income from continuing operations	(37.1)	196.6
Income tax benefit (expense)	20.3	(2.2)
(Loss) income from continuing operations	(16.8)	194.4
Loss from discontinued operations	(19.3)	(14.5)
Net (loss) income	(36.1)	179.9
Net loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	4.6	(17.9)
Net (loss) income attributable to HC2 Holdings, Inc.	(31.5)	162.0
Less: Preferred dividends, deemed dividends, and repurchase gains	0.0	6.4
Net (loss) income attributable to common stock and participating preferred stockholders	(31.5)	155.6
Depreciation and Amortization	6.3	4.5
Capital Expenditures	25.8	18.0
Revenue	1,490.2	1,579.8
Construction
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	713.3	716.4
Revenue	712.9	716.2
Energy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	39.0	20.7
Revenue	27.6	16.6
Telecommunications
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	696.1	793.6
Revenue	696.1	793.6
Broadcasting
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	41.8	45.4
Revenue	41.8	45.4
Operating Segments | Construction
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	45.1	41.9
Depreciation and Amortization	15.5	7.4
Capital Expenditures	9.8	14.9
Revenue	713.3	716.4
Operating Segments | Energy
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	10.1	(0.5)
Depreciation and Amortization	6.9	5.5
Capital Expenditures	1.1	1.5
Revenue	39.0	20.7
Operating Segments | Telecommunications
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	(1.8)	4.8
Depreciation and Amortization	0.3	0.3
Capital Expenditures	0.0	0.1
Revenue	696.1	793.6
Operating Segments | Insurance
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	331.6	217.1
Income (loss) from operations	37.3	1.8
Depreciation and Amortization	(23.1)	(12.4)
Capital Expenditures	0.6	0.3
Operating Segments | Life Sciences
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	0.0	0.0
Income (loss) from operations	(8.9)	(13.8)
Depreciation and Amortization	0.3	0.2
Capital Expenditures	0.1	0.0
Operating Segments | Broadcasting
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	(11.4)	(24.0)
Depreciation and Amortization	6.3	3.3
Capital Expenditures	14.2	1.1
Revenue	41.8	45.4
Operating Segments | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	(1.7)	(2.5)
Depreciation and Amortization	0.0	0.1
Revenue	0.0	3.7
Corporate
Revenues from External Customers and Long-Lived Assets [Line Items]
Income (loss) from operations	(25.0)	(33.6)
Depreciation and Amortization	0.1	0.1
Capital Expenditures	0.0	0.1
Revenue	0.0	0.0
Intersegment Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	(10.2)	(14.5)
Income (loss) from operations	$ (10.2)	$ (14.5)